Loans Receivable - Loans Impaired, Loan Commitments and Loans Serviced (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Receivables [Abstract]
Recorded investment in impaired loans	$ 149,546	$ 199,545
TDRs included in impaired loans	121,677	156,858
Specific reserves on impaired loans	439	517
Average balance of impaired loans for year ended	175,187	228,398
Interest income from impaired loans for year ended	7,918	10,232
Outstanding fixed-rate origination commitments	357,247	400,426
Gross loans serviced for others	$ 102,282	$ 77,958